Accounts And Notes Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts And Notes Receivable, Net [Abstract]
Accounts And Notes Receivable, Net

5. Accounts and notes receivable, net

Accounts and notes receivable, net consist of the following at year end:

	2012	2011

Debit and credit card receivables	$45,223	$42,344
Receivables from franchisees	38,079	33,823
Meal voucher receivables	16,800	13,737
Notes receivable	8,939	10,348
Allowance for doubtful accounts	(4,022)	(6,390)
	$105,019	$93,862